Segment Information - Net Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	$ 1,526,424	$ 1,501,848	$ 1,417,536
Total Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	721,990	693,019	653,384
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	663,869	632,660	579,906
Other Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	58,121	60,359	73,478
Total Europe, Middle East and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	487,476	490,301	462,980
Asia Pacific, Japan and Rest of World
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	$ 316,958	$ 318,528	$ 301,172